Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Adjustment To PEO Compensation, Footnote

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our company for each of the last three completed fiscal years. The table below presents information on the compensation of our CEO and our other named executive officers (“NEOs”) in comparison to certain performance metrics for 2024, and 2023, 2022. We are permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for either the value of initial $100 investment based on peer group total shareholder return or a company-selected measure, as provided in Item 402(v) of Regulation S-K.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)			Compensation Actually Paid to PEO ($)(2)(3)			Average Summary Compensation Table Total for non-PEO NEOs (a) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(4)	Net Income ($)(5)
	Christian Gannon	Jeffrey Quick	Yaacov (Kobe) Nagar	Christian Gannon	Jeffrey Quick	Yaacov (Kobe) Nagar
2024	7,508,321	66,147	-	2,184,721	(3,523)	$-	920,225	381,186	24	(12,434,114)
2023	N/A	80,000	560,245	-	(23,630)	420,177	374,350	(118,007)	50	(8,103,552)
2022	N/A	N/A	250,000	-	N/A	250,000	156,000	303,809	100	(4,689,967)
Reconciliation of SCT Total to CAP for PEO 1	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$7,508,321	$-	$-
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(6,907,500)	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,583,900	-	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	-	-	-
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	-	-	-
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-
Compensation Actually Paid	$2,184,721	$-	$-
Reconciliation of SCT Total to CAP for PEO 2	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$66,146	$80,000	$-
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	-	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	-	-	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(65,376)	(99,285)	-
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(4,293)	(4,345)	-
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-
Compensation Actually Paid	$(3,523)	$(23,630)	$-
Reconciliation of SCT Total to CAP for PEO 3	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$-	$560,245	$250,000
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	-	(223,500)	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	-	8,932	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	-	-	-
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	74,500	-
Plus/(Minus):Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	-	-	-
(Minus):Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-
Plus:Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-
Compensation Actually Paid	$-	$420,177	$250,000

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR The following graph displays the compensation actually paid to our NEOS compared to our TSR.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Company Net Income (Loss) The following graph displays the compensation actually paid to our NEOs compared to our net income (loss).
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of SCT Total to CAP for Non-PEO NEOs	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$ $920,225	$374,350	$156,000
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(667,401)	(215,750)	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	176,519	75,248	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(42,407)	(350,082)	55,296
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	30,400	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(5,750)	(32,173)	92,513
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-		-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-
Compensation Actually Paid	$381,186	$(118,007)	$303,809

PEO Total Compensation Amount	$ 7,508,321
PEO Total Compensation Amount Second	66,147	$ 80,000
PEO Total Compensation Amount Three	0	560,245	$ 250,000
PEO Actually Paid Compensation Amount	2,184,721	0	0
PEO Actually Paid Compensation Amount Second	(3,523)	(23,630)
PEO Actually Paid Compensation Amount Three	0	420,177	250,000
Non-PEO NEO Average Total Compensation Amount	920,225	374,350	156,000
Non-PEO NEO Average Compensation Actually Paid Amount	381,186	(118,007)	303,809
Total Shareholder Return Amount	$ 24,000	50,000	100,000
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our company for each of the last three completed fiscal years. The table below presents information on the compensation of our CEO and our other named executive officers (“NEOs”) in comparison to certain performance metrics for 2024, and 2023, 2022. We are permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for either the value of initial $100 investment based on peer group total shareholder return or a company-selected measure, as provided in Item 402(v) of Regulation S-K.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)			Compensation Actually Paid to PEO ($)(2)(3)			Average Summary Compensation Table Total for non-PEO NEOs (a) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(4)	Net Income ($)(5)
	Christian Gannon	Jeffrey Quick	Yaacov (Kobe) Nagar	Christian Gannon	Jeffrey Quick	Yaacov (Kobe) Nagar
2024	7,508,321	66,147	-	2,184,721	(3,523)	$-	920,225	381,186	24	(12,434,114)
2023	N/A	80,000	560,245	-	(23,630)	420,177	374,350	(118,007)	50	(8,103,552)
2022	N/A	N/A	250,000	-	N/A	250,000	156,000	303,809	100	(4,689,967)

(1)	NEOs included in these columns reflect the following individuals:
Year	PEO	Non-PEO NEOs
2024	Christian Gannon (“PEO 1”); Jeffrey Quick(“PEO 2”)	Peter Mandel; Brad I. Meyers
2023	PEO 2, Yaacov (Kobe) Nagar (“PEO 3”)	Israel D. Abitbol; Brad Meyers
2022	PEO 3	Israel D. Abitbol; Richard H. Davis, John Hofmann

(2)	Amounts reflect Summary Compensation Table (“SCT”) Total Pay for our NEOs for each corresponding year.

(3)

Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards, and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP, the following amounts were deducted from and added to the total compensation number shown in the SCT:

Reconciliation of SCT Total to CAP for PEO 1	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$7,508,321	$-	$-
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(6,907,500)	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,583,900	-	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	-	-	-
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	-	-	-
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-
Compensation Actually Paid	$2,184,721	$-	$-
Reconciliation of SCT Total to CAP for PEO 2	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$66,146	$80,000	$-
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	-	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	-	-	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(65,376)	(99,285)	-
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(4,293)	(4,345)	-
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-
Compensation Actually Paid	$(3,523)	$(23,630)	$-

Reconciliation of SCT Total to CAP for PEO 3	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$-	$560,245	$250,000
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	-	(223,500)	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	-	8,932	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	-	-	-
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	74,500	-
Plus/(Minus):Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	-	-	-
(Minus):Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-
Plus:Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-
Compensation Actually Paid	$-	$420,177	$250,000
Reconciliation of SCT Total to CAP for Non-PEO NEOs	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
Summary Compensation Table Total	$ $920,225	$374,350	$156,000
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(667,401)	(215,750)	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	176,519	75,248	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(42,407)	(350,082)	55,296
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	30,400	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(5,750)	(32,173)	92,513
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-		-
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-
Compensation Actually Paid	$381,186	$(118,007)	$303,809

(4)

Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s Common Stock, for the period beginning on December 31, 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid and Company TSR

The following graph displays the compensation actually paid to our NEOS compared to our TSR.

Compensation Actually Paid and Company Net Income (Loss)

The following graph displays the compensation actually paid to our NEOs compared to our net income (loss).

Net Income (Loss)	$ (12,434,114)	$ (8,103,552)	$ (4,689,967)
PEO Name	Christian Gannon (“PEO 1”); Jeffrey Quick(“PEO 2”)	PEO 2, Yaacov (Kobe) Nagar (“PEO 3”)	PEO 3
Non-PEO NEO	Peter Mandel; Brad I. Meyers	Israel D. Abitbol; Brad Meyers	Israel D. Abitbol; Richard H. Davis, John Hofmann